Consolidated Statements Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (3,781,510)	$ (2,904,695)	$ (8,176,662)	$ (13,145,078)
Foreign currency translation adjustments	(12,479)	234,688	142,056	(225,304)
Total comprehensive loss	$ (3,793,989)	$ (2,670,007)	$ (8,034,606)	$ (13,370,382)